Semiannual Report

as of March 31, 2001

Evergreen

Reserve Money Market Funds

Evergreen Funds℠
SINCE 1932

MUTUAL FUND SERVICE AWARD 2000

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Evergreen Distributor, Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders

May 2001

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Reserve Money Markets Funds semiannual report, which covers the six-month period ended March 31, 2001.

Money Market Funds Hold Important Place in a Well Diversified Portfolio

During the most recent period, money market funds have again proved their value in a well-diversified investment program. Providing stability of value and liquidity, they provide an excellent offset to move volatile investments.

Signs of a slower economy pushed interest rates lower and bond prices higher over the past six months, but most notably in the first three months of 2001. The Federal Reserve Board responded quickly to the economy’s sagging growth lowering interest rates 3 times from 6.50% to 5.00% in the first quarter ending March 31, 2001. An early January 2001 rate cut particularly caught investors’ attention, as it occurred in between the Federal Reserve Board’s scheduled meetings--a rarity for Alan Greenspan. 90-day bills were stable to slightly higher the last three months of 2000 only to drop during the first quarter by 154 basis points to a low of 4.35%. This volatility emphasizes the need for fixed-income securities within an investor’s asset mix.

The Value of Diversification

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreeninvestments.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

1

EVERGREEN
Reserve Money Market Fund
Fund at a Glance as of March 31, 2001

PORTFOLIO COMPOSITION (as a percentage of 3/31/2001 portfolio assets)

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 11/19/1997	Class R	Class I
Class Inception Date	10/15/1998	11/19/1997

6 month return	2.85%	3.04%

Average Annual Returns*

1 year	5.80%	6.20%

Since Portfolio Inception	5.22%	5.57%

7-day annualized yield	4.76%	5.14%

30-day annualized yield	5.01%	5.39%

6-month income dividends per share	$0.03	$0.03

*The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

The Fund incurs 12b-1 expenses for Class R shares. Class I shares do not pay a 12b-1 fee.

7- DAY ANNUALIZED YIELD

Total Net Assets:	$545,831,070
Average Maturity:	38 days

1 Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment objective is non-fundamental and may be changed without the approval of the Fund’s shareholders.

All data is as of March 31, 2001 and subject to change.

2

EVERGREEN
Reserve Tax-Exempt Money Market Fund
Fund at a Glance as of March 31, 2001

TOP SECTORS (as a percentage of 3/31/2001 portfolio assets)

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 10/15/1998	Class R
Class Inception Date	10/15/1998

6 month return	1.67%

Average Annual Returns*

1 year	3.55%

Since Portfolio Inception	3.09%

7-day annualized yield	3.08%

30-day annualized yield	2.77%

6-month income dividends per share	$0.02

*The yield quotation more closely reflects the current earnings of the Fund than the total return quotation

The Fund incurs 12b-1 expenses for Class R.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$98,896,880
Average Maturity:	9 days

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment objective is non-fundamental and may be changed without the approval of the Fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

All data is as of March 31, 2001 and subject to change.

3

EVERGREEN
Reserve U.S. Government Money Market Fund
Fund at a Glance as of March 31, 2001

PORTFOLIO COMPOSITION (as a percentage of 3/31/2001 portfolio assets)

PERFORMANCE AND RETURNS[1]
	Class R 10/15/1998	Class I 6/27/1997
Portfolio Inception Date: 6/27/1997
Class Inception Date

6 month return	2.77%	2.97%

Average Annual Returns*

1 year	5.66%	6.06%

Since Portfolio Inception	5.14%	5.43%

7-day annualized yield	4.53%	4.92%

30-day annualized yield	4.76%	5.14%

6-month income dividends per share	$0.03	$0.03

*The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

The Fund incurs 12b-1 expenses for Class R shares. Class I shares do not pay a 12b-1 fee.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$172,001,419
Average Maturity:	33 days

1 Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment objective is non-fundamental and may be changed without the approval of the Fund’s shareholders. All data is as of March 31, 2001 and subject to change.

4
EVERGREEN
Reserve Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited)	Year Ended September 30,
		2000	1999 (a)

CLASS R

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.03	0.05	0.04

Less distributions to shareholders from

Net investment income	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	2.85%	5.50%	4.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$489,426	$409,560	$323,392

Ratios to average net assets
Expenses‡	0.66%†	0.70%	0.83%†

Net investment income	5.56%†	5.51%	4.32%†

	Six Months Ended March 31, 2001 (Unaudited)	Year Ended September 30,
		2000	1999	1998 (b)

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.03	0.06	0.05	0.05

Less distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.04%	5.94%	4.95%	4.74%

Ratios and supplemental data

Net assets, end of period (thousands)	$56,405	$24,707	$37,506	$40,970

Ratios to average net assets
Expenses‡	0.28%†	0.27%	0.32%	0.33%†

Net investment income	5.88%†	5.87%	4.82%	5.35%†

(a)	For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b)	For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Tax-Exempt Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

		Year Ended September 30,
	Six Months Ended March 31, 2001 (Unaudited)
		2000	1999(a)

CLASS R

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.02	0.03	0.03

Less distributions to shareholders from

Net investment income	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.67%	3.37%	2.53%

Ratios and supplemental data

Net assets, end of period (thousands)	$98,897	$97,035	$66,047

Ratios to average net assets
Expenses‡	0.66%†	0.70%	0.74%†

Net investment income	3.32%†	3.35%	2.51%†

(a)	For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Reserve U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited)	Year Ended September 30,
		2000	1999 (a)

CLASS R

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.03	0.05	0.04

Less distributions to shareholders from

Net investment income	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	2.77%	5.36%	4.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$151,601	$141,257	$99,417

Ratios to average net assets
Expenses‡	0.66%†	0.69%	0.80%†

Net investment income	5.47%†	5.35%	4.23%†

	Six Months Ended March 31, 2001 (Unaudited)	Year Ended September 30,
		2000	1999	1998	1997 (b)

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.03	0.06	0.05	0.05	0.01

Less distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.97%	5.76%	4.80%	5.42%	1.39%

Ratios and supplemental data

Net assets, end of period (thousands)	$20,401	$20,153	$109,102	$106,273	$61,805

Ratios to average net assets
Expenses‡	0.28%†	0.27%	0.33%	0.33%	0.33%†

Net investment income	5.84%†	5.47%	4.69%	5.27%	5.26%†

(a)	For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b)	For the period from June 27, 1997 (commencement of class operations) to September 30, 1997.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Money Market Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER – 26.7%

Asset Backed – 13.0%
Crown Point Capital Co., 5.10%, 4/23/2001	$ 25,905,000	$ 25,827,932
Four Winds Funding Corp., 5.30%, 4/6/2001	20,000,000	19,988,222
Thunder Bay Funding, Inc., 5.05%, 4/16/2001	25,000,000	24,950,903

		70,767,057

Banks – 4.6%
Chase Manhattan Bank, 4.95%, 4/20/2001	25,000,000	25,000,000

Diversified Financials – 9.1%
Breeds Hill, 5.02%, 4/12/2001	25,089,000	25,054,015
Halogen Capital Co., 5.05%, 4/16/2001	25,000,000	24,950,903

		50,004,918

Total Commercial Paper (cost $145,771,975)		145,771,975

CORPORATE BONDS – 33.5%

Banks – 17.5%
Bank One Corp., 5.06%, 6/20/2001	20,000,000	20,022,367
Bankamerica Corp.:
5.56%, 5/11/2001	5,500,000	5,505,525
FRN, 5.00%, 4/5/2001	15,000,000	15,002,015
Bear Stearns Co., Inc., 7.12%, VRDN	15,000,000	15,000,000
Branch Banking & Trust Co., FRN, 4.82%, 6/25/2001	20,000,000	20,000,734
National City Bank Louisville, KY, 5.47%, 5/21/2001	20,000,000	20,015,689

		95,546,330

Diversified Financials – 13.5%
Ford Motor Credit, MTN, 5.08%, 4/23/2001	20,000,000	20,006,599
GMAC, 9.625%, 12/15/2001	17,325,000	17,822,044
Hilander Financial, LLC, (LOC: American Bank & Trust), 5.15%, VRDN	1,100,000	1,100,000
Household Finance Corp.:
5.68%, 5/1/2001	10,000,000	10,005,844
MTN, 5.27%, 6/12/2001	15,000,000	15,024,365
VW Credit, Inc., 6.80%, VRDN	10,000,000	10,000,000

		73,958,852

Diversified Telecommunication Services – 2.1%
AT&T Corp., 7.27%, VRDN	10,000,000	10,000,000
Vodafone Airtouch Plc, FRN, 5.08%, 6/21/2001, 144A	1,350,000	1,352,196

		11,352,196

Real Estate – 0.2%
CCM Properties, LLC, Ser. 96-A, (Insd. by AMBAC), 5.20%, VRDN	1,000,000	1,000,000

Hospital – 0.2%
Catholic Health Initiatives RB, 5.25%, VRDN	1,000,000	1,000,000

Total Corporate Bonds (cost $182,857,378)		182,857,378

EVERGREEN
Reserve Money Market Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 17.4%
FHLB, FRN:
4.70%, 4/4/2001	$ 25,000,000	$ 25,000,000
5.45%, 5/13/2001	25,000,000	24,988,542
SLMA, FRN:
4.75%, 4/8/2001	15,000,000	14,998,888
4.83%, 4/3/2001	30,000,000	30,000,000

Total U.S. Government & Agency Obligations (cost $94,987,430)		94,987,430

REPURCHASE AGREEMENT – 22.1%
Warburg Dillon Reed, LLC, dated 03/30/2001, 5.39%, maturing 04/02/2001, maturity value $120,796,650, (cost $120,742,416) #1	120,742,416	120,742,416

Total Investments – (cost $544,359,199) – 99.7%		544,359,199
Other Assets and Liabilities – 0.3%		1,471,871

Net Assets – 100.0%		$545,831,070

See Combined Notes to Schedules of Investments.

EVERGREEN
Reserve Tax-Exempt Money Market Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 90.9%

Capital Improvements – 4.4%
Emmaus, PA Gen. Auth. RB, Lower Paxton Township, Ser. B-20, (LOC: KBC Bank), 3.50%, VRDN	$3,300,000	$ 3,300,000
Kansas City, MO Land Clearance Dev. Auth. RB, Landmark Bank Proj., (LOC: Mercantile Bank), 3.73%, VRDN	1,025,000	1,025,000

		4,325,000

Continuing Care Retirement Community – 2.5%
Illinois Dev. Fin. Auth. IDRB, United Methodist Homes Proj., Ser. A, (LOC: Harris Trust & Savings Bank), 3.55%, VRDN	2,500,000	2,500,000

Education – 15.4%
Emmaus, PA Gen. Auth. RB:
Derry School Proj., Ser. G-15, (LOC: Bayerische Hypo-Und. Ver.), 3.50%, VRDN	6,300,000	6,300,000
Methacton School Proj., Ser. B-21, (LOC: KBC Bank), 3.50%, VRDN	3,400,000	3,400,000
Mifflin School Proj., Ser. F-15, (LOC: KBC Bank), 3.50%, VRDN	2,500,000	2,500,000
Pasco Cnty., FL Edl. Facs. Auth. RB, St. Leo Univ. Proj., (LOC: Allied Irish Bank), 3.55%, VRDN	3,000,000	3,000,000

		15,200,000

General Obligation – State – 6.1%
New York GO, (LOC: FSA & Liq.: Societe Generale), 3.45%, VRDN	1,000,000	1,000,000
Texas GO, Muni Secs. Trust, Ser. CB2, (LOC: Chase Manhattan Bank), 3.55%, VRDN	5,000,000	5,000,000

		6,000,000

Hospital – 22.0%
Illinois Hlth. Facs. Auth. RB, Palos Community Hosp. Proj., Ser. B, (LOC: Bank One, OH), 3.55%, VRDN	1,800,000	1,800,000
Kentucky Hosp. EDA RB, St. Luke’s Hosp. Proj., (LOC: Merrill Lynch), 3.75%, VRDN	5,400,000	5,400,000
Mobile, AL Second Med. Clinic Board RB, Bridge, Inc. Proj., (LOC: Regions Bank), 3.65%, VRDN	1,440,000	1,440,000
New York State Dormitory Auth. RB, Ser. 340, (Liq.: Morgan Stanley Dean Witter & Co. & Insd. by MBIA), 3.65%, VRDN	382,500	382,500
South Carolina Jobs EDA RB, PFOTER, Ser. PA-502, (LOC: Merrill Lynch), 4.40%, 6/14/2001	5,000,000	5,000,000
St. Petersburg, FL Hlth. Facs. Auth. RB, Florida Blood Svcs., Inc. Proj., (LOC: Southtrust Bank), 3.55%, VRDN	1,220,000	1,220,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Community Hosp. Proj., (LOC: Fleet Natl. Bank), 3.60%, VRDN	1,100,000	1,100,000
West Virginia State Hosp. Fin. Auth. RB, VHA Mid-Atlantic, Ser. G, (SPA: Mellon Bank & Insd. by AMBAC), 3.55%, VRDN	5,400,000	5,400,000

		21,742,500

EVERGREEN
Reserve Tax-Exempt Money Market Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – 10.2%
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., (LOC: Harris Trust & Savings Bank), 3.55%, VRDN	$2,200,000	$ 2,200,000
Indianapolis, IN MHRRB, Canal Square Proj., Ser. A, (LOC: Natl. City Bank & Insd. by GNMA), 3.65%, VRDN	2,070,000	2,070,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., (LOC: Key Bank), 3.60%, VRDN	1,990,000	1,990,000
Portage, IN EDRB, Port Crossing III Apts. Proj., Ser. 95A, (LOC: FHLB), 3.65%, VRDN	1,500,000	1,500,000
Washington MHRRB, Crista Ministries Proj., (LOC: U.S. Bank), 3.55%, VRDN	2,315,000	2,315,000

		10,075,000

Industrial Development Revenue – 1.0%
Port Corpus Christi, TX Indl. Dev. Corp. RB, Citgo Petroleum Proj., (LOC: Bank One, OH), 3.85%, VRDN	1,000,000	1,000,000

Manufacturing – 14.1%
Anderson, IN Ltd. Obl. RB, Anderson Tool & Engineering Proj., (LOC: Key Bank), 3.80%, VRDN	600,000	600,000
California Statewide CDA RB, Tri-H Investors Proj., (LOC: Union Bank of California), 5.45%, VRDN	1,290,000	1,290,000
Gurnee, IL IDRB, Kenall Manufacturing Co. Proj., (LOC: Harris Trust & Savings Bank), 3.70%, VRDN	4,735,000	4,735,000
Hamilton, AL IDRB, Quality Hsg. Supply Proj., (LOC: First Comml. Bank), 3.85%, VRDN	1,250,000	1,250,000
Hernando Cnty., FL IDRB, Moore McCormack Resources Proj., (LOC: Wells Fargo), 3.55%, VRDN	3,350,000	3,350,000
Indiana Dev. Fin. Auth. EDRB, Edgewater Sys., Inc. Proj., (LOC: Bank One, OH), 3.65%, VRDN	1,200,000	1,200,000
Port Longview, WA IDRB, Longview Fiber Co. Proj., (LOC: Bank of Nova Scotia), 3.55%, VRDN	500,000	500,000
Rutherford Cnty., TN IDRB, Tennesee Farmers Coop. Proj., (LOC: Bank of America), 3.70%, VRDN	1,000,000	1,000,000

		13,925,000

Utility – 13.5%
California PCRB, Pacific Gas & Elec. Proj., Ser. 96C, (LOC: Bank of America), 5.40%, VRDN	5,000,000	5,000,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, KY Util. Proj., Ser. A, 4.50%, VRDN	3,400,000	3,400,000
Illinois Dev. Fin. Auth. PCRB, Central Illinois Proj., 3.90%, VRDN	2,000,000	2,000,000
Ohio Cnty., KY PCRB, Big Rivers Elec. Corp. Proj., (SPA: Credit Suisse & Insd. by AMBAC), 3.50%, VRDN	2,400,000	2,400,000
Saint Lucie Cnty., FL PCRB, Florida Pwr. & Light Co. Proj., 3.85%, VRDN	600,000	600,000

		13,400,000

EVERGREEN
Reserve Tax-Exempt Money Market Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Water & Sewer – 1.7%
Niceville, FL Wtr. & Swr. RB, Ser. B, (LOC: AMBAC), 3.55%, VRDN	$1,700,000	$ 1,700,000

Total Municipal Obligations (cost $89,867,500)		89,867,500

	Shares	Value

MUTUAL FUND SHARES – 8.9%
Federated Municipal Obigations Fund	4,900,000	4,900,000
Federated Tax Free Obligations Fund	3,900,000	3,900,000

Total Mutual Fund Shares (cost $8,800,000)		8,800,000

Total Investments – (cost $98,667,500) – 99.8%		98,667,500
Other Assets and Liabilities – 0.2%		229,380

Net Assets – 100.0%		$98,896,880

The following table shows the percent of portfolio assets invested by geographic location as of March 31, 2001.

State	Percentage of Portfolio Assets
Alabama	2.7%
California	6.4%
Florida	12.2%
Illinois	11.2%
Indiana	5.4%
Kentucky	11.4%
State	Percentage of Portfolio Assets
Missouri	1.0%
New York	1.4%
Pennsylvania	16.8%
South Carolina	5.1%
Tennessee	1.0%
Texas	6.1%
State	Percentage of Portfolio Assets
Utah	2.0%
Washington	2.9%
West Virginia	5.5%
Non State Specific	8.9%

100.0%

See Combined Notes to Schedules of Investments.

EVERGREEN
Reserve U.S. Government Money Market Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 64.0%
FHLB, FRN:
4.71%, 4/4/2001	$15,000,000	$ 15,000,000
5.16%, 4/2/2001	25,000,000	24,988,542
FHLMC, 4.77%, 4/2/2002	10,000,000	10,000,000
FNMA:
5.03%, 5/24/2001	25,000,000	25,000,000
MTN, FRN, 5.03%, 5/6/2001	15,000,000	15,000,000
SLMA:
4.75%, 4/3/2001	10,000,000	9,999,258
MTN, 4.83%, 4/3/2001	10,000,000	10,000,000

Total U.S. Government & Agency Obligations (cost $109,987,800)		109,987,800

REPURCHASE AGREEMENTS – 41.4%
Warburg Dillon Reed LLC, dated 03/30/2001, 5.39%, maturing 04/02/2001, maturing value $36,310,159 #2	36,293,857	36,293,857
West Deuche Landesbank, dated 03/30/2001, 5.37%, maturing 04/02/2001, maturity value $35,015,662 #3	35,000,000	35,000,000

Total Repurchase Agreements (cost $71,293,857)		71,293,857

Total Investments – (cost $181,281,657) – 105.4%		181,281,657
Other Assets and Liabilities – (5.4%)		(9,280,238)

Net Assets – 100.0%		$172,001,419

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
March 31, 2001 (Unaudited)

Symbol
Description

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

#1	$427,629,338 GNMA, 7.00% to 8.00%, 04/20/2023 to 02/20/2031; value including accrued interest –$123,157,646.
#2	$42,523,970 GNMA, 6.50% to 7.50%, 12/15/2027 to 03/15/2031; value including accrued interest –$37,020,494.
#3	$35,071,914 GNMA, 7.00%, 03/15/2031; value including accrued interest – $35,700,000.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2001.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MTN	Medium Term Note
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
SLMA	Student Loan Marketing Association
SPA	Security Purchase Agreement
VHA	Veterans Housing Authority
VRDN	Variable Rate Demand Note

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Money Market Funds
Statements of Assets and Liabilities
March 31, 2001 (Unaudited)

	Reserve Money Market Fund	Reserve Tax-Exempt Money Market Fund	Reserve U.S. Government Money Market Fund

Assets

Investments in securities	$423,616,783	$98,667,500	$109,987,800

Investments in repurchase agreements	120,742,416	0	71,293,857

Investments at amortized cost	544,359,199	98,667,500	181,281,657

Interest receivable	3,917,988	459,079	1,390,233

Deferred organization expenses	1,048	0	5,121

Prepaid expenses and other assets	70,061	76,075	18,419

Total assets	548,348,296	99,202,654	182,695,430

Liabilities

Distributions payable	2,138,814	245,616	644,427

Payable for securities purchased	0	0	10,000,000

Due to custodian bank	0	41,765	0

Advisory fee payable	7,255	1,683	2,489

Distribution Plan expenses payable	15,230	2,700	4,849

Due to other related parties	890	164	289

Accrued expenses and other liabilities	355,037	13,846	41,957

Total liabilities	2,517,226	305,774	10,694,011

Net assets	$545,831,070	$98,896,880	$172,001,419

Net assets represented by

Paid-in capital	$545,389,498	$98,889,632	$171,876,010

Undistributed net investment income	441,305	0	125,409

Accumulated net realized gains on securities	267	7,248	0

Total net assets	$545,831,070	$98,896,880	$172,001,419

Net assets consists of

Class R	$489,426,475	$98,896,880	$151,600,907

Class I	56,404,595	0	20,400,512

	$545,831,070	$98,896,880	$172,001,419

Shares outstanding

Class R	489,028,424	98,889,632	151,503,393

Class I	56,373,194	0	20,385,942

Net asset value per share

Class R	$ 1.00	$ 1.00	$ 1.00

Class I	$ 1.00	—	$ 1.00

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Money Market Fund
Statements of Operations
Six Months Ended March 31, 2001 (Unaudited)

	Reserve Money Market Fund	Reserve Tax-Exempt Money Market Fund	Reserve U.S. Government Money Market Fund

Investment income

Interest	$15,042,574	$1,983,486	$5,170,498

Expenses

Advisory fee	393,412	104,005	146,517

Distribution Plan expenses	856,582	164,772	283,645

Administrative services fees	48,161	9,986	16,881

Transfer agent fee	77,087	9,420	19,490

Trustees’ fees and expenses	5,778	1,191	2,045

Printing and postage expenses	9,644	3,191	3,965

Custodian fee	56,311	12,963	19,032

Registration and filing fees	18,643	8,834	11,092

Professional fees	9,982	9,829	9,664

Organization expenses	3,042	0	2,044

Other	61,097	6,631	3,580

Total expenses	1,539,739	330,822	517,955

Less: Expense reductions	(14,209)	(2,774)	(3,412)

Net expenses	1,525,530	328,048	514,543

Net investment income	13,517,044	1,655,438	4,655,955

Net realized gains on securities	267	7,248	0

Net increase in net assets resulting from operations	$13,517,311	$1,662,686	$4,655,955

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Money Market Funds
Statements of Changes in Net Assets
Six Months Ended March 31, 2001 (Unaudited)

	Reserve Money Market Fund	Reserve Tax-Exempt Money Market Fund	Reserve U.S. Government Money Market Fund

Operations

Net investment income	$ 13,517,044	$ 1,655,438	$ 4,655,955

Net realized gains on securities	267	7,248	0

Net increase in net assets resulting from operations	13,517,311	1,662,686	4,655,955

Distributions to shareholders from

Net investment income

Class R	(12,682,270)	(1,655,438)	(4,090,038)

Class I	(914,011)	0	(571,184)

Total distributions to shareholders	(13,596,281)	(1,655,438)	(4,661,222)

Capital share transactions

Proceeds from shares sold	326,941,839	70,002,826	130,276,939

Net asset value of shares issued in reinvestment of distributions	852,712	0	568,716

Payment for shares redeemed	(216,151,753)	(68,148,621)	(120,249,366)

Net increase in net assets resulting from capital share transactions	111,642,798	1,854,205	10,596,289

Total increase in net assets	111,563,828	1,861,453	10,591,022

Net assets

Beginning of period	434,267,242	97,035,427	161,410,397

End of period	$545,831,070	$98,896,880	$172,001,419

Undistributed net investment income	$ 441,305	$ 0	$ 125,409

See Combined Notes to Financial Statements.

EVERGREEN
Reserve Money Market Funds
Statements of Changes in Net Assets
Year Ended September 30, 2000

	Reserve Money Market Fund	Reserve Tax-Exempt Money Market Fund	Reserve U.S. Government Money Market Fund

Operations

Net investment income	$ 23,032,990	$ 2,888,545	$ 8,038,775

Net realized gains or losses on securities	5,225	(1,203)	0

Net increase in net assets resulting from operations	23,038,215	2,887,342	8,038,775

Distributions to shareholders from

Net investment income

Class R	(20,757,022)	(2,888,545)	(6,198,222)

Class I	(1,772,760)	0	(1,723,202)

Total distributions to shareholders	(22,529,782)	(2,888,545)	(7,921,424)

Capital share transactions

Proceeds from shares sold	578,074,073	143,915,287	186,838,914

Net asset value of shares issued in reinvestment of distributions	1,786,801	171	1,840,270

Payment for shares redeemed	(507,000,259)	(112,925,851)	(235,905,940)

Net increase (decrease) in net assets resulting from capital share transactions	72,860,615	30,989,607	(47,226,756)

Total increase (decrease) in net assets	73,369,048	30,988,404	(47,109,405)

Net assets

Beginning of period	360,898,194	66,047,023	208,519,802

End of period	$434,267,242	$ 97,035,427	$161,410,397

Undistributed net investment income	$ 520,542	$ 0	$ 130,676

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Reserve Money Market Funds consist of Evergreen Reserve Money Market Fund (“Reserve Money Market Fund”), Evergreen Reserve Tax-Exempt Money Market Fund (“Reserve Tax-Exempt Money Market Fund”) and Evergreen Reserve U.S. Government Money Market Fund (“Reserve U.S. Government Money Market Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Mentor Funds (the “Trust”), a Massachusetts business trust organized on January 20, 1992. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Retail (“Class R”) and/or Institutional (“Class I”) classes of shares. Both classes are sold at net asset value without a front-end sales charge. Class R shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Combined Notes to Financial Statements (Unaudited) (continued)

F. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

G. Organization Expenses
Organization expenses for the Funds, except for the Reserve Tax-Exempt Money Market Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On November 1, 2000, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with Mentor Investment Advisors, LLC to Evergreen Investment Management Company, LLC (“EIMC”) or First Union National Bank (“FUNB”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of, and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

FUNB, a subsidiary of First Union, is the investment advisor to the Reserve Money Market Fund and the Reserve U.S. Government Money Market Fund.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to the Reserve Tax-Exempt Money Market Fund.

FUNB and EIMC are each paid a management fee that is calculated and paid daily. The management fee is computed by applying percentage rates, starting at 0.22% and declining to 0.15% per annum, as net assets increase, to the combined average daily net assets of each Fund and its comparable fund within Evergreen CRT Money Market Funds.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.02% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for its Class R shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plan, Reserve Money Market Fund and Reserve U.S. Government Money Market Fund Class R shares incur distribution fees equal to 0.38% and Reserve Tax-Exempt Money Market Fund Class R shares incurs distribution fees equal to 0.33% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. The Distribution Plan expenses are calculated and paid daily.

The Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares.

Combined Notes to Financial Statements (Unaudited) (continued)

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $1.00 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class R and Class I shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

RESERVE MONEY MARKET FUND

	Six Months Ended March 31, 2001	Year Ended September 30, 2000

Class R
Shares sold	264,351,926	573,222,548
Shares issued in reinvestment of distributions	0	556
Shares redeemed	(184,413,220)	(487,525,811)

Net increase	79,938,706	85,697,293

Class I
Shares sold	62,589,913	4,851,525
Shares issued in reinvestment of distributions	852,712	1,786,245
Shares redeemed	(31,738,533)	(19,474,448)

Net increase (decrease)	31,704,092	(12,836,678)

RESERVE TAX -EXEMPT MONEY MARKET FUND

	Six Months Ended March 31, 2001	Year Ended September 30, 2000

Class R
Shares sold	70,002,826	143,915,287
Shares issued in reinvestment of distributions	0	171
Shares redeemed	(68,148,621)	(112,925,851)

Net increase	1,854,205	30,989,607

RESERVE U.S. GOVERNMENT MONEY MARKET FUND

	Six Months Ended March 31, 2001	Year Ended September 30, 2000

Class R
Shares sold	123,587,802	162,628,419
Shares issued in reinvestment of distributions	0	1,720,088
Shares redeemed	(113,249,657)	(64,931,129)

Net increase	10,338,145	99,417,378

Class I
Shares sold	6,689,137	170,461,867
Shares issued in reinvestment of distributions	568,716	5,686,040
Shares redeemed	(6,999,709)	(173,318,521)

Net increase	258,144	2,829,386

6. SECURITIES TRANSACTIONS

On March 31, 2001, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

Combined Notes to Financial Statements (Unaudited) (continued)

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Reserve Money Market Fund	$14,209	0.01%
Reserve Tax-Exempt Money Market Fund	2,774	0.01%
Reserve U.S. Government Money Market Fund	3,412	0.00%

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended March 31, 2001, the Funds had no borrowings under this agreement.

10. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirements will not have a material impact on the Funds’ financial statements.

Evergreen Funds

Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreeninvestments.com

10951

200 Berkeley Street Boston, MA 02116

554577     5/2001